Current and deferred income tax liability (Details 2) - Temporary differences - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Non-capital and capital losses	$ 35,512	$ 25,777
Property, plant and equipment	60	38
Mineral properties	2,445	9,889
Other	(385)	(87)
TOTAL	$ 37,632	$ 35,617